Share Capital and Dividends (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of classes of share capital [abstract]
Summary of Issued Share Capital
As at March 31, 2020, the issued share capital of the Company is as follows:

	Subordinate Voting Shares		Multiple Voting Shares
	Number of shares	$	Number of shares	$
As at March 31, 2019	48,496,492	183,346	7,168,984	3,515
Share-based compensation on shares vested during the period, issued on business acquisitions	—	407	—	—
Business acquisition of Matricis	473,646	1,800	—	—
Business acquisition of Alithya Travercent	1,274,510	3,870	—	—
Business acquisition of Askida	600,384	2,173	—	—
Exercise of stock options	53,987	201	—	—
Settlement of DSU	5,514	23	—	—
As at March 31, 2020	50,904,533	191,820	7,168,984	3,515

Summary of Transaction Activity Related to Class of Shares
The transaction activity related to the Class A and AA shares of Old Alithya for the period from April 1, 2018 to October 31, 2018 is summarized as follows:

As at	October 31, 2018
	Class A		Class AA
	Number of shares	$	Number of shares	$
Beginning balance (Old Alithya balance)	12,009,378	30,948	7,100,369	3,206
Issued in relation to dividends and employee compensation	455,378	2,051	68,615	309
Issued for private placement (note 3)	11,736,055	50,761	—	—
Redeemed	(95,970)	(252)	—	—
Share-based compensation on shares vested during the period, issued on business acquisitions	—	807	—	—
Ending balance	24,104,841	84,315	7,168,984	3,515

The transaction activity related to the Subordinate Voting Shares and Multiple Voting Shares of the Company for the period November 2, 2018 to March 31, 2019 is summarized as follows:

	Subordinate Voting Shares		Multiple Voting Shares
	Number of shares	$	Number of shares	$
Beginning balance (New Alithya balance after conversion)	48,404,753	182,776	7,168,984	3,515
Share-based compensation on shares vested during the period, issued on business acquisitions	—	268	—	—
Exercise of stock options	91,739	302	—	—
Ending balance	48,496,492	183,346	7,168,984	3,515

Summary of Shares Converted After Acquisition	On November 1, 2018, all the issued and outstanding shares of Old Alithya were cancelled and automatically exchanged on a one for one basis into Subordinate Voting Shares and Multiple Voting Shares of the Company, summarized as follows:
12. SHARE CAPITAL AND DIVIDENDS (CONT’D)

	Subordinate Voting Shares		Multiple Voting Shares
	Number of shares	$	Number of shares	$
Class A	24,104,841	84,315	—	—
Class A CRCD	1,773,212	5,250	—	—
Class A IQ	1,637,204	4,847	—	—
Class AA	—	—	7,168,984	3,515
Class J	1,742,342	5,000	—	—
Class K	1,182,164	3,500	—	—
Class L	506,642	1,500	—	—
Ending balance before business acquisition	30,946,405	104,412	7,168,984	3,515
Subordinate Voting Shares issued on business acquisition (note 3)	17,458,348	78,364	—	—
Ending balance	48,404,753	182,776	7,168,984	3,515

Summary of Dividends Declared	Old Alithya declared the following dividends during the period April 1, 2018 to October 31, 2018:
12. SHARE CAPITAL AND DIVIDENDS (CONT’D)

Year ended	March 31,
	2019	2018
Class J	1,864	—
Class K	467	—
Class L	200	—
Total	2,531	—

Summary of Option Activity

As at	March 31, 2020		March 31, 2019		March 31, 2018
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
		$		$		$
Beginning balance	2,623,542	3.80	1,296,660	2.66	1,040,160	2.36
Granted	970,500	3.63	680,000	4.48	314,000	3.80
Deemed issuance of replacement options on business acquisition (note 3)	—	—	910,461	5.17	—	—
Forfeited	(137,151)	4.88	(170,946)	5.82	(55,000)	3.12
Expired	(230,615)	3.66	(894)	2.66	—	—
Exercised	(53,987)	3.10	(91,739)	2.66	(2,500)	2.21
Ending balance	3,172,289	3.72	2,623,542	3.80	1,296,660	2.66
Exercisable at year end	1,513,789	3.43	1,478,542	3.60	788,160	2.15

Schedule of Share Options Outstanding and Exercisable	The following tables summarize the number of stock options outstanding by currency, exercise price and the weighted average remaining exercise period, expressed in number of years:
12. SHARE CAPITAL AND DIVIDENDS (CONT’D)

As at	March 31, 2020		March 31, 2019		March 31, 2018
Exercise price (CAD)	Number of options	Weighted average remaining exercise period – in years	Number of options	Weighted average remaining exercise period – in years	Number of options	Weighted average remaining exercise period – in years
$
1.90	363,160	2.45	363,160	3.45	363,160	4.50
1.92	100,000	2.00	100,000	3.00	100,000	4.50
2.21	115,000	4.02	115,000	5.03	115,000	6.00
2.46	100,000	3.00	100,000	4.00	100,000	5.00
2.87	120,000	5.09	120,000	6.09	120,000	7.00
2.96	186,000	6.01	188,500	7.01	192,000	8.00
3.29	2,000	6.67	4,000	7.67	4,000	8.70
3.64	418,000	9.23	—	—	—	—
3.65	85,000	2.38	—	—	—	—
3.80	249,500	7.14	262,500	8.16	302,500	9.16
3.90	20,000	8.88	20,000	9.89	—	—
4.50	463,000	8.59	503,500	9.59	—	—
	2,221,660	6.12	1,776,660	6.63	1,296,660	6.52

As at	March 31, 2020		March 31, 2019
Exercise price range (USD)	Number of options	Weighted average remaining exercise period – in years	Number of options	Weighted average remaining exercise period – in years
$
2.26 to 3.85	599,960	7.98	415,766	4.04
3.86 to 4.45	23,240	1.74	44,096	2.81
4.59 to 4.85	154,141	1.10	198,834	2.12
4.90 to 5.45	173,288	2.42	188,186	3.39
	950,629	5.70	846,882	3.38

Summary of Weighted Average Assumptions Used for Valuation of Share Options Granted
The number of Alithya stock options granted to employees during the year, the related compensation expense recorded, and the assumptions used to determine share-based compensation expense, using the Black-Scholes stock option pricing model, were as follows:

Year ended	March 31,
	2020	2019	2018
Compensation expense related to the options granted	318	141	289
Number of stock options granted	970,500	680,000	314,000
Weighted average fair value of options granted	$1.13	$1.54	$1.50
Aggregate fair value of options granted	1,096	1,045	470
Weighted average assumptions
Share price	$3.63	$4.48	$3.80
Exercise price	$3.63	$4.48	$3.80
Risk-free interest rate	1.79%	2.42%	1.07%
Expected volatility*	30%	30%	35%
Dividend yield	—	—	—
Expected option life (years)	5.7	6.1	7.5
Vesting conditions – time (years)	2.7	3.3	3.0

* Determined on the basis of observed volatility in publicly traded companies operating in similar industries.

Summary of Share based Compensation
Total share-based compensation expense for the years ended March 31, 2020, 2019 and 2018 are summarized as follows:

Year ended	March 31,
	2020	2019	2018
	$	$	$
Stock option plan	745	372	289
Share purchase plan – employer contribution	633	593	439
Share-based compensation on shares vested during the period, issued on business acquisitions	1,868	1,075	2,701
Deferred share units	305	209	—
Accrued management bonuses and other compensation	—	—	734
	3,551	2,249	4,163